Other disclosures	6 Months Ended
Jun. 30, 2019
Other disclosures
Other disclosures

17Other disclosures

Related party transactions

Amongst the shareholders of the Company, there are minority investors and venture capital funds which individually do not hold a significant influence on the Company. Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated through consolidation and are not disclosed in this note. There were no significant transactions with related parties during the six months ended June 30, 2019, other than compensation of key management personnel. The unaudited condensed consolidated interim financial statements do not include all related party disclosures required in the annual financial statements, and should be read in conjunction with the Annual Report of the Company for the year ended December 31, 2018.

Contingencies

The Company is currently not facing any outstanding claims or litigations that may have a significant adverse impact on the Company’s financial position.

As described in note 12, the Company has received several types of government grants which are granted subject to a certain number of conditions that need to be met at the grant date and in the future. The Company recognizes grant income from Belgian and Flemish grant bodies when all contractual conditions are met. These government institutions may however subsequently perform an audit which may result in a (partial) claw back of the grant. The Company deems that the claw back risk is remote in view of the continuous monitoring of the contractual conditions. Currently, the Company has fulfilled all the existing conditions relating to the recognition of its grant income.

Contracts with these grant bodies also typically include clauses that define the need for future validation of the project results after completion of the initial grant term during which the subsidized expenses or investments have been incurred and for which the grant was earned. Should this validation not occur or be deemed inadequate, the grant bodies have the right to reclaim funds previously granted.

As described in note 10, on June 28, 2019, the Company granted a total of 423,487 stock options to certain of its employees, Board members and consultants. As part of the grant of these stock options, the Company has undertaken to compensate Belgian taxes that are paid upon the grant of these stock options if and when at the end of the exercise period, the stock price would be lower than the exercise price, as increased with these taxes. The Company has applied for a tax ruling on this subject that would cover the stock option grants as from June 28, 2018. The exposure that the Company could face at the end of the exercise period for the stock options granted as from June 28, 2018 ranges from €3.7 million to €3.9 million.

Contractual obligations and commitments

As a consequence of the adoption of IFRS 16 ‘Leases’ on January 1, 2019, lease obligations in the scope of the new standard are presented as lease liabilities in the statements of financial position and are therefore no longer disclosed separately as off-balance sheet commitments.

The Company’s manufacturing commitments with its drug substance manufacturing contractor Lonza relate to the ongoing execution of the biologic license application (BLA) services for efgartigimod and the ongoing manufacturing activities related to the start-up of Lonza Singapore as a potential future commercial manufacturing site. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. The total commitment under this commercial supply agreement amounts to a minimum commitment of £25.3 million over a period of five years starting from 2020. In the aggregate, the Company has outstanding commitments for efgartigimod of approximately €40.7 million. In addition, the Company also has contractual obligations for cusatuzumab of approximately €8.4 million and for ARGX-117 of approximately €3.1 million.

Overview of consolidation scope

The parent company argenx SE is domiciled in the Netherlands. argenx SE has two subsidiaries, argenx BVBA, based in Belgium, and argenx US, Inc., based in the United States. Since May 2019, argenx BVBA also has one subsidiary, argenx Japan KK, based in Japan. Details of the Company’s consolidated entities at the end of the six months ended June 30, 2019 are as follows:

List of consolidated companies.

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BVBA	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Japan KK	0104-01-145183	Japan	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers